SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended
	Nov. 30, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Common stock	Dec. 31, 2011 Common stock	Jun. 30, 2011 Golar LNG Energy Limited Common stock
Equity [Abstract]
Common stock, value, issued		$ 80,237	$ 67,808
Common stock, value, authorized		100,000	100,000
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common shares, par value (in dollars per share)		$ 1	$ 1
Common shares, shares issued (in shares)		80,236,252	67,808,200
Common shares, shares outstanding (in shares)		80,236,252	67,808,200
Common stock, value, outstanding		80,237	67,808
Share capital:
Shares issued upon exercise of share options		1,604,000	531,000	200,000	200,000	800,000
Shares issued in relation to acquisition							11,600,000
Authorized amount of share repurchase program (in shares)	1,000,000
Remaining amount in share repurchase program (in shares)		300,000
Book value of treasury shares		0	2,280	6,841
Market value of treasury shares		$ 0	$ 2,245	$ 5,769
Number of treasury shares held:
At beginning of period		150,000	450,000	350,000
Acquired during the year		0	0	300,000
Disposed of during the year		(150,000)	(300,000)	(200,000)
At end of period		0	150,000	450,000